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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09064  .

Cadre Institutional Investors Trust
(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 467-0200 .

Date of fiscal year end:  9/30 .

Date of reporting period:  10/1/07 to 3/31/08  .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2008 IS ATTACHED BELOW.

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
MONEY MARKET PORTFOLIO
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

March 31, 2008

Cadre Institutional Investors Trust
Airport Corporate Center
One Corporate Drive
Bohemia, NY 11716
888-542-8890
www.ciitfunds.com

Table of Contents

1	MESSAGE FROM THE INVESTMENT ADVISER

3	FUND FINANCIAL STATEMENTS

8	NOTES TO FUND FINANCIAL STATEMENTS

13	MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

17	NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

19	U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

23	NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

25	OTHER FUND INFORMATION

26	INFORMATION ABOUT EXPENSES OF THE TRUST’S SERIES

For further information on the Funds, call 1-888-542-8890 or visit us online at www.ciitfunds.com

The Trust files its complete schedules of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds’ distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Funds’ proxy voting guidelines either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov. In addition, you may obtain a free report on the Funds’ proxy voting record during the 12 months ended June 30, 2007 either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov.

While the Trust's portfolios seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money investing in the Trust. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Message from the Investment Adviser

We are pleased to present the semi-annual report for the Cadre Institutional Investors Trust (“CIIT” or the “Trust”) for the six months ended March 31, 2008.

The financial markets have been under extraordinary pressure in the last six months and, as the investment adviser of Cadre Institutional Investors Trust (“CIIT”), we have redoubled our efforts to maintain safety of principal and liquidity for CIIT shareholders. CIIT was well-positioned to weather this crisis and to generate market returns. In the past six months, the returns of Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, and Cadre Reserve Fund - U.S. Government Series (collectively the “Funds”) have been in line with those of other institutional money market mutual funds. Monthly distribution yields - which are based on the dividends distributed in a month - for the Funds for this six-month period are shown in the table below.

Monthly Distribution Yields
	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
October 07	4.44%	5.01%	4.76%
November 07	4.30%	4.97%	4.60%
December 07	4.09%	4.84%	4.37%
January 08	3.51%	4.51%	4.10%
February 08	2.99%	4.00%	3.54%
March 08	2.21%	3.32%	2.93%

The storm in the financial markets began to materialize in mid-July with hedge funds managed by Bear Stearns that were invested in sub-prime mortgages collapsing and losing nearly all of their value. Investors started to question the valuations of mortgage-related debt on the balance sheets of other companies, sparking a flight to quality and a liquidity crisis. Initially a handful of companies issuing asset-backed commercial paper were unable to reissue debt at any yield. A few of these issuers eventually defaulted. Central banks across the globe responded by lowering interest rates and pumping billions of dollars of liquidity into the markets. However a significant amount of damage was already done.

The Funds avoided these credit-related problems entirely. At all times your investment adviser has maintained a stringent credit review process. As signs emerged showing deterioration in the underlying fundamentals of asset-backed commercial paper programs, we decided in early July to sell all issues before the crisis hit. Although none of the asset-backed commercial paper issuers held before this liquidation have been directly affected, this proactive effort is consistent with our ongoing focus on safety.

The economic downturn that began in the summer of 2007 deepened as the year advanced, with banks, mortgage lenders, real estate investment trusts, and hedge funds suffering significant losses. In the remainder of 2007, financial institutions recognized sub-prime related losses or write-downs exceeding $125 billion.

Many investors more recently have come to believe that the economy will see a recession in 2008. The housing market remains in disarray, with housing starts and new home sales trending lower for more than two years, and the sector at levels not seen in as long as four decades. At the same time, mortgage foreclosures have trended up as housing prices have declined.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -1-

In recent months, the housing weakness has spread to other sectors. Manufacturing activity declined and job growth stagnated with the pace of new jobs being created slowing dramatically. In the first quarter of 2008 the economy lost nearly 250,000 jobs, the worst result in five years. The unemployment rate rose above five percent, and likely would have been higher were it not for the fact that the number of people seeking work has declined in recent months.

In the face of the extraordinary market conditions, the Federal Reserve aggressively added liquidity through a number of unusual measures, including a reduction in the overnight bank lending rate from 5.25% in August 2007 to 2.25% by the end of March. This was the largest decline in the overnight rate since 1984. With the systemic risks to the economy, the Fed actions signal the U.S. central bank’s resolve to repair the damage done in the aftermath of the meltdown in the housing market.

Through the second half of 2007 we were quite active in managing the credit profile of CIIT’s portfolios with close monitoring of approved credits and steps to adjust the approved credits to respond to market developments. We also managed the Funds with a bias toward a somewhat longer weighted average maturity to capture higher yields within the maximum maturity limits dictated by a prudent approach. A result is that the Funds’ yields remained attractive as short-term rates declined.

The toll that the liquidity and credit crisis has taken on financial institutions will likely persist for some months to come. We will continue to manage the Funds with prudence while emphasizing safety and liquidity. We look forward to continuing to work with CIIT shareholders to develop and implement effective investment strategies consistent with their investing needs.

Respectfully,
PFM Asset Management LLC

April 21, 2008

Cadre Institutional Investors Trust
-2- Semi-Annual Report ~ March 31, 2008

Statements of Assets & Liabilities
March 31, 2008 (Unaudited)	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Assets
Investments in master portfolios, at value	$35,036,998	$199,545,760	$284,274,142
Cash	1,311	-	-
Prepaid expenses and other assets	46,804	1,272	2,003
Total assets	35,085,113	199,547,032	284,276,145
Liabilities
Administration fees payable	40,483	102,019	24,902
Transfer agent fees payable	10,653	37,325	12,575
Banking fees payable	60,771	374	(8,188)
Professional fees payable	4,283	12,262	15,588
Other accrued expenses	-	4,978	21,440
Total liabilities	116,190	156,958	66,317
Net Assets	$34,968,923	$199,390,074	$284,209,828
Net Assets Consist of Shares of beneficial interest, at par value of $0.001	$34,969	$199,390	$284,210
Paid-in capital in excess of par value	34,933,954	199,190,684	283,925,618
Net Assets	$34,968,923	$199,390,074	$284,209,828
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00	$1.00	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	34,968,923	199,390,074	284,209,828

Cadre Liquid Asset Fund - Money Market Series Statements of Operations (Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Investment Income Investment income and expenses from Cadre Institutional Investors Trust -Money Market Portfolio (“Money Portfolio”, see Note 1)
Interest	$758,161	$2,083,510
Expenses	16,193	50,838
Net investment income from Money Portfolio	741,968	2,032,672
Expenses
Administration fees	30,699	73,691
Transfer agent fees	8,079	19,393
Banking fees	137,177	153,109
Professional fees	9,555	20,427
Other expenses	(16,069)	(33,019)
Total expenses	169,441	233,601
Less: administrative fee waivers	-	(12,358)
Net expenses	169,441	221,243
Net Investment Income	572,527	1,811,429
Realized Net Gain on Sale of Securities Allocated from Money Portfolio	4,129	123
Net Increase in Net Assets	$576,656	$1,811,552

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -3-

Cadre Reserve Fund - Money Market Series Statements of Operations (Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Investment Income Investment income and expenses from Cadre Institutional Investors Trust -Money Market Portfolio (“Money Portfolio”, see Note 1)
Interest	$5,839,325	$10,645,201
Expenses	122,123	271,238
Net investment income from Money Portfolio	5,717,202	10,373,963
Expenses
Administration fees	119,654	197,924
Transfer agent fees	60,051	98,992
Banking fees	2,810	5,012
Professional fees	22,218	39,341
Other expenses	36,033	(6,254)
Total expenses	240,766	335,015
Less fee waivers	-	(18,572)
Net expenses	240,766	316,443
Net Investment Income	5,476,436	10,057,520
Realized Net Gain on Sale of Securities Allocated from Money Portfolio	29,046	1,321
Net Increase in Net Assets	$5,505,482	$10,058,841

Cadre Reserve Fund - U.S. Government Series Statements of Operations (Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Investment Income Investment income and expenses from Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio (“Government Portfolio”, see Note 1)
Interest	$6,309,044	$15,801,561
Expenses	155,508	324,168
Net investment income from Government Portfolio	6,153,536	15,477,393
Expenses
Administration fees	141,641	280,779
Transfer agent fees	71,377	141,959
Banking fees	(980)	-
Professional fees	25,867	50,384
Other expenses	(3,864)	7,065
Total expenses	234,041	480,187
Net Investment Income	5,919,495	14,997,206
Realized Net Gain on Sale of Securities Allocated from Government Portfolio	18,578	32,835
Net Increase in Net Assets	$5,938,073	$15,030,041

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-4- Semi-Annual Report ~ March 31, 2008

Cadre Liquid Asset Fund - Money Market Series
Statements of Changes in Net Assets
(Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Year Ended September 30, 2006
Operations
Net investment income	$572,527	$1,811,429	$2,368,622
Realized net gain/(loss) on sale of securities	4,129	123	(2,542)
Net increase in net assets	576,656	1,811,552	2,366,080
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(572,527)	(1,811,429)	(2,366,080)
Realized net gain on sale of securities	(4,129)	(123)	-
Total dividends	(576,656)	(1,811,552)	(2,366,080)
Share Transactions
Shares issued	2,298,628,148	3,410,470,512	2,658,926,995
Shares redeemed	(2,296,286,868)	(3,434,051,856)	(2,667,751,431)
Distributions reinvested	576,656	1,811,552	2,366,080
Net increase (decrease) in net assets resulting from share transactions	2,917,936	(21,769,792)	(6,458,356)
Total increase (decrease) in net assets	2,917,936	(21,769,792)	(6,458,356)
Net Assets
Beginning of period	32,050,987	53,820,779	60,279,135
End of period	$34,968,923	$32,050,987	$53,820,779

Cadre Reserve Fund - Money Market Series Statements of Changes in Net Assets
(Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Year Ended September 30, 2006
Operations
Net investment income	$5,476,436	$10,057,520	$6,439,053
Realized net gain/(loss) on sale of securities	29,046	1,321	(6,319)
Net increase in net assets	5,505,482	10,058,841	6,432,734
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(5,476,436)	(10,057,520)	(6,432,734)
Realized net gain on sale of securities	(29,046)	(1,321)	-
Total dividends	(5,505,482)	(10,058,841)	(6,432,734)
Share Transactions
Shares issued	1,210,046,740	1,612,690,766	1,086,651,582
Shares redeemed	(1,286,279,773)	(1,469,687,583)	(1,086,402,311)
Distributions reinvested	5,505,482	10,058,841	6,432,734
Net (decrease) increase in net assets resulting from share transactions	(70,727,551)	153,062,024	6,682,005
Total (decrease) increase in net assets	(70,727,551)	153,062,024	6,682,005
Net Assets
Beginning of period	270,117,625	117,055,601	110,373,596
End of period	$199,390,074	$270,117,625	$117,055,601

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -5-

Cadre Reserve Fund - U.S. Government Series Statements of Changes in Net Assets
(Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Year Ended September 30, 2006
Operations
Net investment income	$5,919,495	$14,997,206	$7,380,588
Realized gain/(loss) on sale of securities	18,578	32,835	(6,506)
Net increase in net assets	5,938,073	15,030,041	7,374,082
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(5,919,495)	(14,997,206)	(7,374,082)
Realized net gain on sale of securities	(18,578)	(32,835)	-
Total dividends	(5,938,073)	(15,030,041)	(7,374,082)
Share Transactions
Shares issued	1,239,808,530	1,991,736,598	1,194,598,631
Shares redeemed	(1,264,625,990)	(1,853,238,536)	(1,197,546,331)
Distributions reinvested	5,938,073	15,030,041	7,374,082
Net (decrease) increase in net assets resulting from share transactions	(18,879,387)	153,528,103	4,426,382
Total (decrease) increase in net assets	(18,879,387)	153,528,103	4,426,382
Net Assets
Beginning of period	303,089,215	149,561,112	145,134,730
End of period	$284,209,828	$303,089,215	$149,561,112

Cadre Liquid Asset Fund - Money Market Series
Financial Highlights (Unaudited)		Year Ended September 30,
For a share outstanding throughout the period	Six Months Ended March 31, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net investment income	0.018	0.047	0.041	0.020	0.006	0.008
Less Dividends
Dividends from net investment income	(0.018)	(0.047)	(0.041)	(0.020)	(0.006)	(0.008)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	1.81%(1)	4.76%	4.22%	2.07%	0.56%	0.74%
Net assets, end of period (000’s)	$34,969	$32,051	$53,821	$60,279	$28,503	$25,984

Ratio to average net assets:
Net investment income	3.57%(2)	4.67%	4.14%	2.11%	0.58%	0.75%
Operating expenses Including reimbursement, waiver or recoupement	1.15%(2)	0.70%	0.62%	0.62%	0.64%	0.62%
Excluding reimbursement, waiver or recoupement	1.15%(2)	0.73%	0.62%	0.62%	0.64%	0.62%

(1) Not annualized.

(2) Annualized.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-6- Semi-Annual Report ~ March 31, 2008

Cadre Reserve Fund - Money Market Series
Financial Highlights (Unaudited)		Year Ended September 30,
For a share outstanding throughout the period	Six Months Ended March 31, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net investment income	0.022	0.051	0.044	0.024	0.009	0.011
Less Dividends
Dividends from net investment income	(0.022)	(0.051)	(0.044)	(0.024)	(0.009)	(0.011)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Ratio/Supplemental Data
Total return	2.24%(1)	5.19%	4.52%	2.41%	0.91%	1.09%
Net assets, end of period (000’s)	$199,390	$270,118	$117,056	$110,374	$83,066	$100,636

Ratio to average net assets:
Net investment income	4.52%(2)	5.07%	4.40%	2.51%	0.89%	1.10%
Operating expenses Including reimbursement, waiver or recoupement	0.30%(2)	0.30%	0.30%	0.29%	0.30%	0.28%
Excluding reimbursement, waiver or recoupement	0.30%(2)	0.31%	0.30%	0.29%	0.32%	0.26%

Cadre Reserve Fund - U.S. Government Series
Financial Highlights (Unaudited)		Year Ended September 30,
For a share outstanding throughout the period	Six Months Ended March 31, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net investment income	0.020	0.051	0.044	0.024	0.009	0.010
Less Dividends
Dividends from net investment income	(0.020)	(0.051)	(0.044)	(0.024)	(0.009)	(0.010)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	2.04%(1)	5.19%	4.45%	2.41%	0.89%	1.01%
Net assets, end of period (000’s)	$284,210	$303,089	$149,561	$145,135	$133,688	$179,348

Ratio to average net assets:
Net investment income	4.03%(2)	5.07%	4.37%	2.38%	0.87%	0.97%
Operating expenses Including reimbursement, waiver or recoupement	0.26%(2)	0.27%	0.32%	0.29%	0.30%	0.33%
Excluding reimbursement, waiver or recoupement	0.26%(2)	0.27%	0.32%	0.29%	0.29%	0.27%

(1) Not annualized.

(2) Annualized.
The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -7-

Notes to Fund Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”), Cadre Reserve Fund - Money Market Series (“Money Reserve Fund”) and Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) (collectively the “Funds”). The Funds commenced operations on May 3, 1999, May 19, 1999 and January 5, 1999, respectively.

Liquid Asset Fund and Money Reserve Fund invest all of their investable assets in the Money Market Portfolio (the "Money Portfolio"). Government Reserve Fund invests all of its investable assets in the U.S. Government Money Market Portfolio (the “Government Portfolio”). The Money Portfolio and the Government Portfolio (collectively “the Portfolios”) are both series of the Trust that have substantially the same investment objectives, policies and restrictions as the Funds.

The value of Liquid Asset Fund’s and Money Reserve Fund’s investments in the Money Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund’s proportionate interest in the net assets of the Money Portfolio (15% for Liquid Asset Fund and 85% for Money Reserve Fund at March 31, 2008.) The value of Government Reserve Fund’s investments in the Government Portfolio, as reflected in the Statements of Assets and Liabilities, reflects that fund’s proportionate interest in the net assets of the Government Portfolio (100.0% at March 31, 2008.) Each Fund’s performance is directly affected by the performance of the Portfolio in which it is invested. The financial statements of the Portfolios, including each Portfolio’s Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds’ financial statements.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities Each Fund determines the valuation of its investment in each Portfolio by multiplying its proportionate ownership of each Portfolio by the total value of the Portfolio’s net assets. Each Portfolio’s policies for determining the value of its net assets are discussed in the Portfolio's financial statements, which accompany this report.

Cadre Institutional Investors Trust
-8- Semi-Annual Report ~ March 31, 2008

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15,
2007. The Funds’ management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Investment Income The Funds record their proportionate share of each Portfolio’s net investment income and realized gains and losses each day.

Dividends to Shareholders Substantially all of the Funds’ net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds’ daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually at the end of the Funds’ fiscal year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to continue to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required. At March 31, 2008, the cost of securities for Federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes. The components of each Fund’s net assets on a tax basis are materially the same as the book components of each Fund’s net assets.

Effective October 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Expenses Expenses incurred by the Trust with respect to any two or more Funds are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC (“PFM”) is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds’ average daily net assets according to the schedule that follows.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -9-

Average Net Assets	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Up to $250,000,000	0.19%	0.10%	0.10%
$250,000,001 - $1,000,000,000	0.165%	0.075%	0.075%
Over $1,000,000,000	0.14%	0.05%	0.05%

Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund’s first $250 million average daily net assets, 0.04% of each Fund’s next $750 million average daily net assets and 0.03% of each Fund’s average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM’s wholly-owned subsidiary, PFM Fund Distributors, Inc. (“PFM Fund Distributors”), under which PFM Fund Distributors acts as the exclusive distributor of shares of the Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund. PFM Fund Distributors is not compensated by the Trust or the Funds for its services.

Officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional annual retainer of $2,500. Trustees who are members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an additional annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an additional annual retainer of $1,500.

The Trust, on behalf of the Funds, has entered into agreements with various service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse Money Reserve Fund and Government Reserve Fund for certain expenses to the extent the total operating expenses of the Funds exceed an annualized percentage of 0.30% and 0.33%, respectively, of each fund’s average daily net assets.

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund’s total operating expenses are below the expense limitation. PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts.

Cadre Institutional Investors Trust
-10- Semi-Annual Report ~ March 31, 2008

The chart that follows depicts the fees waived by both PFM during the six-month period ended March 31, 2008 and cumulatively by PFM or the Funds’ prior administrator so that the Fund could meet these expense limitations. The chart that follows also includes the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Plan both during the six-month period ended March 31, 2008 and cumulatively by both PFM and the Funds’ prior administrator, as well as the amounts which remain to be recoverable as March 31, 2008 for each Fund.

Cadre Reserve Fund - Money Market Series
	Current Period	Life to Date
Waived fees	$0	$173,238
Subsidized expenses	0	56,305
Total waivers and subsidies	0	229,543
Amounts reimbursed	0	140,583
Amount unrecoverable	0	67,319
Remaining recoverable	$0	$21,641

Note 5 - Governmental Accounting Standards

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures relating to their investment portfolios as of March 31, 2008 have been provided for the information of the Funds’ shareholders. Since the Funds invest all of their investable assets in the Portfolios, the information which follows relates to securities held by each Portfolio.

Credit Risk

The Money Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Government Portfolio invests in short-term debt securities, including Government Securities and repurchase agreements with respect to Government Securities. Investments purchased by the Portfolios must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees.

S&P Rating	Percentage of Money Portfolio	Percentage of Government Portfolio
AAA	17.8%	78.1%
A-1+	72.2%	14.1%
A-1	4.0%	-

As of March 31, 2008, each Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as noted to the right. These ratings include the ratings of collateral underlying repurchase agreements in effect at March 31, 2008. In addition, approximately 6% of the Money Portfolio and 7.8% of the Government Portfolio were invested in U.S. Treasury obligations, which are not rated by S&P.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -11-

Concentration of Credit Risk

The Money Portfolio does not invest more than 25% of the value of its net assets in obligations of domestic banks and each Portfolio may also invest more than 25% of the value of its net assets in Government Securities. The Portfolios do not invest in obligations of foreign banks or their U.S. branches. The Portfolios’ investments at March 31, 2008 included investments in securities of the following issuers which individually represented greater than 5% of each Portfolio's total investment portfolio:

Issuer	Percentage of Money Portfolio	Percentage of Government Portfolio
Goldman Sachs Group	9.4%	17.0%
Deutsche Bank	-	18.8%
Fannie Mae	-	9.4%
Federal Home Loan Bank	14.0%	37.1%
Freddie Mac	-	6.6%
US Treasury	6.0%	7.8%

Interest Rate Risk

Each Portfolio’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolio have remaining maturities of 397 days or less.

The weighted average maturity of the Money Portfolio and Government Portfolio entire portfolios at March 31, 2008 were 46 days and 58 days, respectively. The fair value and weighted average maturity of the investment types of each Portfolio at March 31, 2008 is as follows:

	Money Portfolio		Government Portfolio
Type of Investments	Fair Value	Weighted Average Maturity	Fair Value	Weighted Average Maturity
U.S. Government Agency Notes	$35,000,000	56 Days	$134,292,037	122 Days
U.S. Government Agency Discount Notes	-	-	44,990,470	32 Days
U.S. Treasury Bills	14,989,050	16 Days	24,981,771	16 Days
Commercial Paper	153,892,315	47 Days	-	-
Certificates of Deposit	36,000,403	59 Days	-	-
Repurchase Agreements	9,500,000	1 Day	114,300,000	1 Day
	$249,381,768		$318,564,278

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

Cadre Institutional Investors Trust
-12- Semi-Annual Report ~ March 31, 2008

Money Market Portfolio
Statement of Net Assets
March 31, 2008 (Unaudited)		Face Amount	Value
Certificates of Deposit (15.35%)
BNP Paribas (NY)
4.15%	5/12/08	$3,000,000	$3,000,403
Credit Suisse (NY)
*3.26%	11/24/08	12,000,000	12,000,000
Royal Bank of Scotland (NY)
4.35%	5/7/08	11,000,000	11,000,000
Toronto Dominion Bank (NY)
2.57%	6/30/08	10,000,000	10,000,000
Total Certificates of Deposit			36,000,403

Commercial Paper (65.60%)
American Express
4.12%	4/10/08	12,000,000	11,987,760
Bank of America
4.09%	5/30/08	12,000,000	11,920,743
Barclays US Funding LLC
3.05%	6/6/08	11,000,000	10,939,097
BNP Paribas (NY)
2.80%	6/11/08	5,000,000	4,972,586
Calyon North America Inc.
2.84%	7/7/08	10,000,000	9,924,286
CBA (DE) Finance
2.77%	6/12/08	10,000,000	9,945,000
Citigroup Funding, Inc.
4.80%	4/25/08	5,000,000	4,984,333
4.41%	6/5/08	4,500,000	4,464,819
Dexia Delaware LLC
2.59%	6/24/08	10,000,000	9,939,917
Goldman Sachs
*2.66%	6/20/08	14,000,000	14,000,000
HSBC USA Inc.
4.26%	4/11/08	11,000,000	10,987,136
Morgan Stanley
5.12%	4/28/08	8,000,000	7,970,120
Societe Generale
3.94%	4/16/08	11,000,000	10,982,125
Svenska Handelsbanken
4.08%	4/15/08	8,000,000	7,987,431
Toyota Motor Credit
3.80%	5/21/08	11,000,000	10,942,708
UBS Finance Delaware LLC
3.07%	5/22/08	2,000,000	1,991,387
3.05%	5/27/08	10,000,000	9,952,867
Total Commercial Paper			153,892,315

The accompanying notes are an integral part of these financial statements.
Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -13-

Money Market Portfolio
Statement of Net Assets continued
March 31, 2008 (Unaudited)		Face Amount	Value
U.S. Government and Agency Obligations (21.31%)
Federal Home Loan Bank Notes
*2.27%	2/19/09	$10,000,000	$10,000,000
*2.30%	3/18/09	10,000,000	10,000,000
*2.57%	4/24/09	10,000,000	10,000,000
Federal Home Loan Bank Notes (Callable)
2.90%	2/27/09	5,000,000	5,000,000
US Treasury Bill
1.75%	4/16/08	15,000,000	14,989,050
Total U.S. Government and Agency Obligations			49,989,050

Repurchase Agreements (4.05%)
Goldman Sachs Group
2.75%	4/1/08	9,500,000	9,500,000
(Dated 3/31/08, repurchase price $9,500,726, collateralized by Fannie Mae securities, 6%, maturing 8/1/37, market value $9,690,000)
Total Repurchase Agreements			9,500,000
Total Investments (106.31%)			249,381,768
Other Liabilities in Excess of Other Assets (-6.31%)			(14,799,009)
Net Assets (100.00%)			$234,582,759
Net Asset Value, Offering Price and Redemption Price Per Share			$1.00

* Floating or variable rate note; rate shown is that which was in effect at March 31, 2008.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-14- Semi-Annual Report ~ March 31, 2008

Money Market Portfolio
Statement of Assets and Liabilities
March 31, 2008
(Unaudited)

Assets
Investments, at value	$249,381,768
Cash	15,214
Interest receivable	253,460
Other assets	7,378
Total assets	249,657,820
Liabilities
Payable for securities purchased	14,989,050
Investment advisory fees payable	15,820
Custodian fees payable	3,803
Professional fees payable	28,179
Other accrued expenses	38,209
Total liabilities	15,075,061
Net Assets	$234,582,759
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	234,582,759

Statements of Operations (Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Investment Income
Interest	$6,597,486	$20,168,306
Expenses
Investment advisory fees	110,653	299,890
Custodian fees	11,914	26,880
Trustees’ fees and expenses	9,686	30,312
Professional fees	29,741	48,505
Insurance premiums	9,113	30,494
Ratings fees	2,665	2,993
Other expenses	(35,456)	9,888
Net expenses	138,316	448,962
Net Investment Income	6,459,170	19,719,344
Realized Net Gain on Sale of Securities	33,175	1,466
Net Increase in Net Assets	$6,492,345	$19,720,810

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -15-

Money Market Portfolio
Statements of Changes in Net Assets
(Unaudited)	Six Months	Year Ended September 30,
	Ended March 31, 2008	2007	2006
Operations
Net investment income	$6,459,170	$19,719,344	$73,073,360
Realized net gain (loss) on sale of securities	33,175	1,466	(71,665)
Net increase in net assets	6,492,345	19,720,810	73,001,695
Distributions to Investors from
Net investment income, net of realized loss on sale of securities	(6,459,170)	(19,719,344)	(73,001,665)
Realized net gain on sale of securities	(33,175)	(1,466)	-
Total distributions	(6,492,345)	(19,720,810)	(73,001,665)
Share transactions
Contributions	838,030,743	2,127,157,217	9,597,606,933
Withdrawals	(912,238,599)	(3,766,358,391)	(9,372,149,624)
Distributions reinvested	6,492,345	19,720,810	73,001,695
Net (decrease) increase in net assets resulting from beneficial interest transactions	(67,715,511)	(1,619,480,364)	298,459,004
Total (decrease) increase in net assets	(67,715,511)	(1,619,480,364	298,459,004
Net Assets
Beginning of period	302,298,270	1,921,778,634	1,623,319,630
End of period	$234,582,759	$302,298,270	$1,921,778,634

Financial Highlights
(Unaudited) For a share outstanding throughout the period	Six Months	Year Ended September 30,
	Ended March 31, 2008	2007	2006	2005	2004	2003
Ratio/Supplemental Data
Total return	2.34%(1)	5.35%	4.71%	2.60%	1.11%	1.28%
Net assets, end of period (000)	$234,583	$302,298	$1,921,779	$1,623,320	$1,740,077	$1,610,890
Ratio to average net assets:
Net investment income	4.66%(2)	5.24%	4.64%	2.57%	1.20%	1.27%
Operating expenses	0.10%(2)	0.12%	0.10%	0.10%	0.10%	0.09%

(1) Not annualized.
(2) Annualized.
The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-16- Semi-Annual Report ~ March 31, 2008

Notes to Money Market Portfolio Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that its adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into by the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral, including accrued interest, is maintained in an amount at least equal the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -17-

Federal Income Taxes The Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio is taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Effective October 1, 2007, the Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Expenses Expenses incurred by the Trust with respect to any two or more series of the Trust are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio’s average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio’s shares. The Distributor is not compensated for its services by the Portfolio.

Officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid by the Trust an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an additional annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an additional annual retainer of $1,500.

The Trust, on behalf of its series, has entered into agreements with various service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Cadre Institutional Investors Trust
-18- Semi-Annual Report ~ March 31, 2008

U.S. Government Money Market Portfolio
Statement of Net Assets
March 31, 2008 (Unaudited)		Face Amount	Value
U.S. Government and Agency Obligations (71.85%)
Fannie Mae Mortgage-Backed Securities Discount Notes
2.80%	6/2/08	$ 20,000,000	$ 19,904,244
Fannie Mae Notes
5.37%	6/30/08	2,000,000	1,986,923
4.31%	8/15/08	3,025,000	3,013,286
Fannie Mae Notes (Callable)
4.32%	8/25/08	5,000,000	5,008,261
Federal Farm Credit Bank Notes
*2.45%	1/23/09	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes
2.11%	4/2/08	10,100,000	10,099,409
4.06%	4/4/08	10,000,000	9,996,650
2.97%	4/25/08	5,000,000	4,990,167
Federal Home Loan Bank Notes
4.75%	6/10/08	1,000,000	1,000,444
5.08%	6/27/08	2,000,000	1,999,571
4.54%	9/12/08	1,100,000	1,102,152
4.33%	9/12/08	1,500,000	1,499,430
*2.64%	12/15/08	1,000,000	999,660
*2.72%	2/17/09	5,000,000	5,000,000
*2.95%	2/18/09	2,500,000	2,500,743
*2.27%	2/19/09	25,000,000	25,000,000
*2.30%	3/18/09	15,000,000	15,000,000
Federal Home Loan Bank Notes (Callable)
4.55%	10/29/08	1,050,000	1,050,280
4.62%	12/2/08	2,000,000	2,000,000
2.82%	3/17/09	25,000,000	25,005,231
2.92%	3/17/09	11,000,000	10,998,875
Freddie Mac Notes
4.14%	4/15/08	15,000,000	15,008,872
Freddie Mac Notes (Callable)
4.32%	4/4/08	1,700,000	1,699,833
4.31%	5/7/08	2,000,000	1,998,693
5.07%	5/22/08	1,340,000	1,337,314
5.35%	7/22/08	1,090,000	1,082,469
US Treasury Bill
1.75%	4/16/08	25,000,000	24,981,771
Total U.S. Government and Agency Obligations			204,264,278

Repurchase Agreements (40.21%)
Deutsche Bank
2.55%	4/1/08	20,000,000	20,000,000

(Dated 3/31/08, repurchase price $20,001,417, collateralized by Fannie Mae securities, 5.02%, maturing 7/1/35, market value $880,671; and Freddie Mac securities, 5% to 7%, maturing 1/1/24 to 12/1/37, market value $19,520,694)

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -19-
The accompanying notes are an integral part of these financial statements.

U.S. Government Money Market Portfolio
Statement of Net Assets continued
March 31, 2008 (Unaudited)		Face Amount	Value
Repurchase Agreements (40.21%) continued
Deutsche Bank continued
2.30%	4/1/08	$ 25,000,000	$ 25,000,000

(Dated 3/31/08, repurchase price $25,001,597, collateralized by Fannie Mae securities, 5.02%, maturing 7/1/35, market value $1,100,839; and Freddie Mac securities, 5% to 7%, maturing 1/1/24 to 12/1/37, market value $24,400,867)

2.40%	4/1/08	15,000,000	15,000,000

(Dated 3/31/08, repurchase price $15,001,000, collateralized by Fannie Mae securities, 5.02%, maturing 7/1/35, market value $660,503; and Freddie Mac securities, 5% to 7%, maturing 1/1/24 to 12/1/37, market value $14,640,520)

Goldman Sachs
2.75%	4/1/08	54,300,000	54,300,000

(Dated 3/31/08, repurchase price $54,304,148, collateralized by Fannie Mae securities, 5%, maturing 8/1/33, market value $8,070,855; and Freddie Mac securities, 5% to 6%, maturing 7/1/35 to 5/1/37, market value $47,315,145)

Total Repurchase Agreements			114,300,000
Total Investments (112.06%)			318,564,278
Other Liabilities in Excess of Other Assets (-12.06%)**			(34,290,136)
Net Assets (100.00%)			$ 284,274,142
Net Asset Value, Offering Price and Redemption Price Per Share			$ 1.00

* Floating or variable rate note; rate shown is that which was in effect at March 31, 2008.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-20- Semi-Annual Report ~ March 31, 2008

U.S. Government Money Market Portfolio
Statement of Assets and Liabilities
March 31, 2008
(Unaudited)

Assets
Investments, at value	$318,564,278
Cash	8,946
Interest receivable	826,598
Prepaid expenses and other assets	7,370
Total assets	319,407,192
Liabilities
Payable for securities purchased	35,081,180
Investment advisory fees payable	15,709
Custodian fees payable	5,041
Professional fees payable	29,976
Other accrued expenses	1,144
Total liabilities	35,133,050
Net Assets	$284,274,142
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	284,274,142

Statements of Operations (Unaudited)	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Investment Income
Interest	$6,309,044	$16,532,713
Expenses
Investment advisory fees	88,486	186,529
Custodian fees	15,012	28,285
Trustees’ fees and expenses	9,709	21,078
Professional fees	31,265	63,334
Insurance premiums	9,113	13,523
Ratings fees	2,665	17,833
Other expenses	(742)	8,067
Net expenses	155,508	338,649
Net Investment Income	6,153,536	16,194,064
Realized Net Gain (Loss) on Sale of Securities	18,578	32,327
Net Increase in Net Assets	$6,172,114	$16,226,391

The accompanying notes are an integral part of these financial statements.
Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -21-

U.S. Government Money Market Portfolio
Statements of Changes in Net Assets (Unaudited)	Six Months	Year Ended September 30,
	Ended March 31, 2008	2007	2006
Operations
Net investment income	$6,153,536	$16,194,064	$12,665,464
Realized net gain (loss) on sale of securities	18,578	32,327	(10,142)
Net increase in net assets	6,172,114	16,226,391	12,655,322
Distributions to Investors from
Net investment income, net of realized loss on sale of securities	(6,153,536)	(16,194,064)	(12,655,322)
Realized net gain on sale of securities	(18,578)	(32,327)	-
Total distributions	(6,172,114)	(16,226,391)	(12,655,322)
Share transactions
Contributions	533,893,953	1,271,029,554	1,236,115,537
Withdrawals	(558,962,689)	(1,252,739,419)	(1,231,862,490)
Distributions reinvested	6,172,114	16,226,391	12,655,322
Net (decrease) increase in net assets resulting from beneficial interest transactions	(18,896,622)	34,516,526	16,908,369
Total (decrease) increase in net assets	(18,896,622)	34,516,526	16,908,369
Net Assets
Beginning of period	303,170,764	268,654,238	251,745,869
End of period	$284,274,142	$303,170,764	$268,654,238

Financial Highlights (Unaudited)
For a share outstanding throughout the period	Six Months Ended	Year Ended September 30,
	March 31, 2008	2007	2006	2005	2004	2003
Ratio/Supplemental Data
Total return	2.12%(1)	5.35%	4.65%	2.60%	1.09%	1.24%
Net assets, end of period (000)	$284,274	$303,171	$268,654	$251,746	$229,427	$298,547
Ratio to average net assets:
Net investment income	4.16%(2)	5.21%	4.55%	2.58%	1.17%	1.19%
Operating expenses	0.11%(2)	0.11%	0.11%	0.10%	0.10%	0.09%

(1) Not annualized.
(2) Annualized.
The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-22- Semi-Annual Report ~ March 31, 2008

Notes to U.S. Government Money Market Portfolio Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that its adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into by the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral, including accrued interest, is maintained in an amount at least equal the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -23-

Federal Income Taxes The Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio is taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Effective October 1, 2007, the Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Expenses Expenses incurred by the Trust with respect to any two or more series of the Trust are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio’s average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio’s shares. The Distributor is not compensated for its services by the Portfolio.

Officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid by the Trust an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an additional annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an additional annual retainer of $1,500.

The Trust, on behalf of its series, has entered into agreements with various service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Cadre Institutional Investors Trust
-24- Semi-Annual Report ~ March 31, 2008

Other Fund Information
(Unaudited)

Board Consideration of Portfolios’ Investment Advisory Agreement

The Investment Advisory Agreement (the "Investment Advisory Agreement") between the Trust and PFM pursuant to which PFM provides investment advisory services to the Portfolios had an initial term of two years. The Investment Advisory Agreement provides that it may be continued in effect with respect to a Portfolio from year to year after its initial term, subject to approval by: (i) the Board; or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Portfolio; provided that, in either event, the continuance must also be approved by the Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Investment Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Trustees, at a meeting held in person on January 28, 2008. The Independent Trustees were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of PFM.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by PFM; and information relating to the costs and profitability of PFM ("Profitability Analysis") from its relationship with the Trust.

Information was provided and considered by the Board for each Portfolio individually. In approving the continuance of the Investment Advisory Agreement with respect to each Portfolio, the Board, including a majority of Independent Trustees, determined that the existing advisory fee structure for the Portfolio was fair and reasonable in light of the services provided and that the continuance of the Investment Advisory Agreement was in the best interests of the Portfolio and its shareholders. No single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of the Investment Advisory Agreement. The primary factors relevant to the Board’s deliberations and determination, to approve the continuation of the Investment Advisory Agreement were:

Nature, Extent and Quality of Services  In considering the nature, extent and quality of services provided by PFM to the Portfolios and their shareholders, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure, and ability to provide administrative, transfer agency and other functions to the Portfolios and the Trust. The Board noted its overall satisfaction with the nature, extent and quality of services provided by PFM and concluded that the Portfolios were receiving all services required from PFM under the Investment Advisory Agreement and that such services were of high quality.

Investment Performance The Board considered the investment performance of the Portfolios and the other series of the Trust. It reviewed the performance of the Portfolios and the other series relative to that of comparable funds, including other accounts and funds managed by PFM. The Board concluded that the performance of the Portfolios compared favorably with the performance of similar funds.

Comparative Fees and Expenses  The Board also evaluated the fees paid for advisory services. The Board reviewed information concerning the fees and expenses of each Portfolio and the other series compared with those of similar accounts, funds and portfolios, including other funds managed by PFM. In reviewing this information, the Board noted that the effective total expense ratios for the Portfolios are well within the range of the fees and expense ratios of similar funds. The

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -25-

Independent Trustees concluded that the fees payable to PFM are reasonable in light of comparative performance and expense and advisory fee information and cost of services provided.

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Independent Trustees concluded that, the Portfolios have experienced a decline in their assets from previous levels and thus are not at a size to support further fee reductions based on economies of scale realized by PFM.

Profitability to Adviser The Board reviewed the Profitability Analysis. In doing so, the Board concluded that PFM had not received any significant indirect benefits from its relationship with the Trust or the Portfolios and determined that the current profitability of PFM was not disproportionately large as to bear no reasonable relationship to the services rendered. The Board also determined that, given the overall performance of the Portfolios and superior service levels, the current profitability of PFM resulting from its relationship with the Trust was not excessive.

Experience and Qualifications  The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. The Trustees reviewed the financial information and other information provided regarding PFM concerning brokerage and portfolio transactions and compliance. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Portfolios and the responsiveness of PFM’s personnel in general.

Information About the Funds’ and Portfolios’ Expenses
(Unaudited)

As shareholders of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds and the Portfolios do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Funds and the Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds and the Portfolios do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds and the Portfolios.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008. This example illustrates your Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the appropriate line corresponding to each particular Fund under the heading titled “Expenses Paid per $1,000 During Period” for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Cadre Institutional Investors Trust
-26- Semi-Annual Report ~ March 31, 2008

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment for the
Six Months Ended March 31, 2008 Based on Actual Fund Expenses and Returns	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid per $1,000 During Period*
Money Market Portfolio (Master)	$ 1,000.00	$ 1,023.38	$0.51
Cadre Liquid Asset Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,018.11	$5.80
Cadre Reserve Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,022.42	$1.51
U.S. Government Money Market Portfolio (Master)	$ 1,000.00	$ 1,021.20	$0.53
Cadre Reserve Fund - U.S. Government Series (Feeder)	$ 1,000.00	$ 1,020.43	$1.34

Based on Actual Fund Expenses and a Hypothetical 5% Return
Money Market Portfolio (Master)	$ 1,000.00	$ 1,024.50	$ 0.51
Cadre Liquid Asset Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,019.26	$ 5.80
Cadre Reserve Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,023.51	$ 1.51
U.S. Government Money Market Portfolio (Master)	$ 1,000.00	$ 1,024.48	$ 0.53
Cadre Reserve Fund - U.S. Government Series (Feeder)	$ 1,000.00	$ 1,023.68	$ 1.34

* Expenses are equal to the Funds’ annualized expense ratios of 0.10%, 1.15%, 0.30%, 0.11% and 0.26% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, U.S. Government Money Market Portfolio and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year divided by 366.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder Funds listed above reflect both the expense allocated to the Feeders from the Portfolios, as well as the individual expenses of the Feeder Fund itself. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations; however other funds used to compare may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2008 -27-

THIS PAGE INTENTIONALLY BLANK

Fund Information: 1-888-542-8890 www.ciitfunds.com
Investment Adviser, Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Airport Corporate Center
One Corporate Drive, Suite 101
Bohemia, New York 11716

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Custodian
U.S. Bank, National Association
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED MARCH 31, 2008.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED MARCH 31, 2008.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED MARCH 31, 2008.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED MARCH 31, 2008.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust

By (Signature and Title)* /s/ Martin P. Margolis
Martin P. Margolis, President

Date 6/6/2008 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Martin P. Margolis
  Martin P. Margolis, President  .

Date 6/6/2008 .

By (Signature and Title)*    /s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer  .

Date 6/6/2008 .

* Print the name and title of each signing officer under his or her signature.